Pioneer ILS Interval Fund
Schedule of Investments  |  January 31, 2023

Ticker Symbol: XILSX

Schedule of Investments  |  1/31/23
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 92.9% of Net Assets#
	Event Linked Bonds — 14.0%
	Earthquakes – California — 0.3%
2,000,000(a)	Sutter Re, 9.623%, (3 Month U.S. Treasury Bill + 500 bps), 5/23/23 (144A)	$ 1,952,200
	Health – U.S. — 0.1%
1,000,000(a)	Vitality Re XIV, 8.108%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	$ 1,000,000
	Inland Flood – U.S. — 3.2%
12,000,000(a)	FloodSmart Re, 15.879%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 11,160,000
9,950,000(a)	FloodSmart Re, 18.194%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	9,158,975
1,250,000(a)	FloodSmart Re, 19.694%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	1,187,500
3,000,000(a)	FloodSmart Re, 21.944%, (3 Month U.S. Treasury Bill + 1,733 bps), 3/1/24 (144A)	2,250,000
		$23,756,475
	Multiperil – Florida — 0.0%†
250,000(a)	Sanders Re II, 10.404%, (3 Month U.S. Treasury Bill + 579 bps), 6/7/23 (144A)	$ 245,000
	Multiperil - Japan — 0.1%
500,000(a)	Umigame Re Pte, 9.399%, (3 Month U.S. Treasury Bill + 475 bps), 4/7/25 (144A)	$ 475,500
	Multiperil – U.S. — 3.0%
1,250,000(a)	Blue Halo Re, 14.379%, (3 Month U.S. Treasury Bill + 975 bps), 2/24/25 (144A)	$ 912,500
1,600,000(a)	Caelus Re VI, 9.994%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/23 (144A)	1,572,000
2,944,000(a)	Caelus Re VI, 9.994%, (3 Month U.S. Treasury Bill + 538 bps), 6/7/24 (144A)	2,820,646
3,000,000(a)	Four Lakes Re, 14.774%, (3 Month U.S. Treasury Bill + 1,016 bps), 1/5/24 (144A)	2,520,000
4,000,000(a)	Matterhorn Re, 12.073%, (SOFR + 775 bps), 3/24/25 (144A)	3,454,000
2,250,000(a)	Residential Reinsurance 2020, 12.609%, (3 Month U.S. Treasury Bill + 798 bps), 12/6/24 (144A)	2,122,200
4,500,000(a)	Residential Reinsurance 2021, 16.539%, (3 Month U.S. Treasury Bill + 1,191 bps), 12/6/25 (144A)	4,027,500
1Pioneer ILS Interval Fund |  | 1/31/23

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
107,524(a)	Residential Reinsurance Re 2016 , 5.114%, (3 Month U.S. Treasury Bill + 50 bps), 3/6/23 (144A)	$ 11
2,500,000(a)	Residential Reinsurance Re 2019, 17.019%, (3 Month U.S. Treasury Bill + 1,239 bps), 12/6/23 (144A)	2,367,250
3,000,000(a)	Sanders Re II, 8.871%, (3 Month U.S. Treasury Bill + 425 bps), 4/7/24 (144A)	2,881,200
		$22,677,307
	Multiperil – U.S. & Canada — 5.0%
500,000(a)	Kilimanjaro III Re, 9.189%, (3 Month U.S. Treasury Bill + 425 bps), 4/20/26 (144A)	$ 425,000
2,250,000(a)	Kilimanjaro III Re, 16.989%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	1,822,500
2,250,000(a)	Kilimanjaro III Re, 16.989%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	1,726,875
250,000(a)	Matterhorn Re, 10.024%, (SOFR + 575 bps), 12/8/25 (144A)	202,625
1,750,000(a)	Mona Lisa Re, 11.623%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,513,750
2,000,000(a)	Mona Lisa Re, 17.114%, (3 Month U.S. Treasury Bill + 1250 bps), 1/8/26 (144A)	1,998,000
12,000,000(a)	Mystic Re IV, 10.439%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	10,927,200
7,650,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	6,081,750
7,000,000(a)	Mystic Re IV, 14.364%, (3 Month U.S. Treasury Bill + 975 bps), 1/8/24 (144A)	6,632,500
2,500,000(a)	Tailwind Re, 11.364%, (3 Month U.S. Treasury Bill + 675 bps), 1/8/25 (144A)	2,183,750
1,500,000(a)	Tailwind Re, 13.364%, (3 Month U.S. Treasury Bill + 875 bps), 1/8/25 (144A)	1,302,900
2,500,000(a)	Tailwind Re, 16.364%, (3 Month U.S. Treasury Bill + 1,175 bps), 1/8/25 (144A)	2,164,000
511,000(a)	Vista Re, 10.989%, (3 Month U.S. Treasury Bill + 636 bps), 5/21/24 (144A)	465,521
		$37,446,371
Pioneer ILS Interval Fund |  | 1/31/232

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — 0.5%
250,000(a)	First Coast Re II Pte, 10.307%, (3 Month U.S. Treasury Bill + 566 bps), 6/7/23 (144A)	$ 243,750
4,000,000(a)	Matterhorn Re, 9.614%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	3,360,000
		$3,603,750
	Windstorm – Florida — 1.0%
7,000,000(a)	First Coast Re III Pte, 10.829%, (3 Month U.S. Treasury Bill + 618 bps), 4/7/25 (144A)	$ 5,943,000
250,000(a)	Integrity Re II Pte, 12.344%, (3 Month USD LIBOR + 753 bps), 4/12/23 (144A)	125,000
1,750,000(a)	Merna Re II, 10.129%, (3 Month U.S. Treasury Bill + 550 bps), 7/8/24 (144A)	1,312,500
		$7,380,500
	Windstorm - Japan — 0.6%
4,750,000(a)	Sakura Re, 6.864%, (3 Month U.S. Treasury Bill + 225 bps), 4/7/25 (144A)	$ 4,358,125
	Windstorm - North Carolina — 0.1%
1,000,000(a)	Cape Lookout Re, 9.614%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 931,400
	Windstorm – U.S. — 0.1%
1,000,000(a)	Bonanza Re, 10.364%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	$ 800,000
	Total Event Linked Bonds	$104,626,628
Face Amount USD ($)
	Collateralized Reinsurance — 16.9%
	Multiperil – Massachusetts — 0.2%
1,000,250(b)(c)+	Ailsa Re 2022, 5/31/28	$ 996,692
750,000(c)+	Portsalon Re 2022, 5/31/28	687,690
		$1,684,382
	Multiperil – U.S. — 3.9%
6,410,084(b)(c)+	Ballybunion Re 2020, 2/28/23	$ 724,173
13,944,962(b)(c)+	Ballybunion Re 2022, 12/31/27	14,186,936
8,471,244(c)+	Ballybunion Re 2022-2, 5/31/28	8,602,632
1,053,631(c)+	Ballybunion Re 2022-3, 6/30/28	1,078,833
4,994,779(b)(c)+	Maidstone Re 2018, 1/31/24	—
1,000,000(b)(c)+	Port Royal Re 2022, 4/30/28	995,767
3Pioneer ILS Interval Fund |  | 1/31/23

Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
3,062,750(b)(c)+	Riviera Re 2017, 4/30/23	$ 393,257
11,084,286(b)(c)+	Riviera Re 2018-2, 4/30/23	3,060,657
		$29,042,255
	Multiperil – Worldwide — 12.4%
5,275,000(c)+	Amaranth Re 2023, 12/31/28	$ 4,482,863
2,000,000(b)(c)+	Celadon Re 2022, 3/31/28	1,952,540
10,000,000(b)(c)+	Cerulean Re 2018-B1, 7/31/23	—
3,000,000(b)(c)+	Clarendon Re 2022, 12/31/27	3,046,500
4,537,500(b)(c)+	Cypress Re 2017, 1/31/24	454
11,935,217(b)(c)+	Dartmouth Re 2018, 1/31/24	2,134,299
7,900,000(b)(c)+	Dartmouth Re 2021, 12/31/24	4,496,680
7,900,000(b)(c)+	Dartmouth Re 2022, 12/31/27	404,480
15,000,000(b)(c)+	Gamboge Re 2022, 3/31/28	14,762,110
5,400,000(b)(c)+	Kingston Heath Re 2020, 2/28/23	810,000
8,999,880(b)(c)+	Kingston Heath Re 2021, 12/31/24	3,113,058
7,300,000(b)(c)+	Kingston Heath Re 2022, 12/31/27	6,959,264
2,608,000(c)+	Limestone Re 2019-2, 3/1/23 (144A)	—
194,000(c)+	Limestone Re 2019-2, 3/1/23 (144A)	—
1,539,000(c)+	Limestone Re 2020-1, 3/1/24 (144A)	22,623
5,273,540(b)(c)+	Lindrick Re 2018, 6/15/23	3,613,875
10,750,000(c)+	Merion Re 2023-1, 12/31/28	9,658,987
9,250,000(b)(c)+	Old Head Re 2022, 12/31/27	4,625,000
9,000,000(c)+	Old Head Re 2023, 12/31/28	6,331,734
3,000,000(c)+	Pine Valley Re 2023, 12/31/28	2,681,190
7,750,000(c)+	Porthcawl Re 2023, 12/31/28	6,252,114
5,150,000(b)(c)+	Portsalon Re 2021, 6/30/25	3,362,424
5,000,000(b)(c)+	Resilience Re, 5/1/23	—
8,050,000(b)(c)+	Walton Health Re 2019, 6/30/23	4,368,465
5,250,000(c)+	Walton Health Re 2022, 12/15/27	4,964,378
9,650,000(b)(c)+	Walton Heath Re 2021, 1/15/24	4,394,527
		$92,437,565
	Windstorm – Florida — 0.2%
8,569,000(b)(c)+	Formby Re 2018, 2/28/23	$ 274,410
5,500,405(b)(c)+	Portrush Re 2017, 6/15/23	1,169,936
		$1,444,346
	Windstorm – U.S. — 0.0%†
7,700,000(c)+	Shadow Creek Re 2022, 6/30/28	$ 110,110
	Windstorm – U.S. Multistate — 0.0%†
5,700,000(c)+	White Heron Re 2022, 5/31/28	$ 231,990
Pioneer ILS Interval Fund |  | 1/31/234

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.2%
11,521,321(b)(c)+	Oakmont Re 2020, 4/30/24	$ —
4,874,600(c)+	Oakmont Re 2022, 4/1/28	1,533,088
		$1,533,088
	Total Collateralized Reinsurance	$126,483,736
	Reinsurance Sidecars — 61.8%
	Multiperil – U.S. — 3.5%
19,250,000(b)(c)+	Carnoustie Re 2020, 12/31/23	$ 2,610,300
19,816,277(b)(c)+	Carnoustie Re 2021, 12/31/24	939,283
20,287,672(b)(c)+	Carnoustie Re 2022, 12/31/27	21,495,587
33,700,000(b)(d)+	Harambee Re 2018, 12/31/24	—
27,831,163(d)+	Harambee Re 2019, 12/31/24	25,048
27,000,000(d)+	Harambee Re 2020, 12/31/23	375,300
28,100(b)(c)+	Sector Re V, 3/1/26 (144A)	399,609
		$25,845,127
	Multiperil – U.S. Regional — 0.0%†
5,110,275(b)(c)+	Brotherhood Re, 1/31/24	$ —
	Multiperil – Worldwide — 58.3%
4,200(b)(c)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 19,207
85,044(d)+	Alturas Re 2019-2, 3/10/23	25,598
186,581(d)+	Alturas Re 2019-3, 9/12/23	2,332
506,411(c)+	Alturas Re 2020-1A, 3/10/23 (144A)	—
694,693(c)+	Alturas Re 2020-1B, 3/10/23 (144A)	—
1,171,512(d)+	Alturas Re 2020-2, 3/10/23	171,158
2,000,000(b)(d)+	Alturas Re 2020-3, 9/30/24	—
9,000,000(b)(d)+	Alturas Re 2021-2, 12/31/24	—
7,273,599(b)(d)+	Alturas Re 2021-3, 7/31/25	1,539,094
7,101,742(b)(d)+	Alturas Re 2022-2, 12/31/27	6,659,303
22,000,000(b)(c)+	Bantry Re 2019, 12/31/24	374,400
30,000,000(b)(c)+	Bantry Re 2021, 12/31/24	2,681,777
21,715,174(b)(c)+	Bantry Re 2022, 12/31/27	2,537,655
18,000,000(c)+	Bantry Re 2023, 12/31/28	18,136,978
53,833,776(b)(c)+	Berwick Re 2018-1, 12/31/24	4,161,351
38,460,846(b)(c)+	Berwick Re 2019-1, 12/31/24	6,134,505
51,030,677(b)(c)+	Berwick Re 2020-1, 12/31/23	5,103
49,420,000(b)(c)+	Berwick Re 2022, 12/31/27	49,489,188
2,750,000(b)(c)+	Clearwater Re 2020, 6/30/23	554,675
10,045,000(b)(c)+	Clearwater Re 2021, 6/30/23	10,426,710
266,939(c)+	Eden Re II, 3/22/23 (144A)	225,190
2,830,000(b)(c)+	Eden Re II, 3/22/24 (144A)	1,092,380
2,520,195(b)(c)+	Eden Re II, 3/21/25 (144A)	1,431,471
5Pioneer ILS Interval Fund |  | 1/31/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
3,340,000(b)(c)+	Eden Re II, 3/20/26 (144A)	$ 2,174,340
12,500,000(c)+	Eden Re II, 3/19/27 (144A)	12,500,000
21,917,000(b)(c)+	Gleneagles Re 2018, 12/31/24	2,418,942
22,970,000(b)(c)+	Gleneagles Re 2021, 12/31/24	5,105,900
17,548,844(b)(c)+	Gleneagles Re 2022, 12/31/27	18,097,247
47,710,184(c)+	Gullane Re 2018, 12/31/24	2,253,076
47,546,097(c)+	Gullane Re 2023, 12/31/28	47,965,421
3,250,000(b)(d)+	Lion Rock Re 2019, 1/31/24	—
3,500,000(b)(d)+	Lion Rock Re 2020, 1/31/24	—
3,500,000(b)(d)+	Lion Rock Re 2021, 12/31/24	732,550
13,577,448(b)(d)+	Lorenz Re 2019, 6/30/23	24,439
44,514,882(b)(c)+	Merion Re 2018-2, 12/31/24	6,739,553
47,630,000(b)(c)+	Merion Re 2021-2, 12/31/24	9,359,295
31,748,721(b)(c)+	Merion Re 2022-2, 12/31/27	30,101,328
16,380,464(b)(c)+	Pangaea Re 2019-3, 7/1/23	589,220
28,383,000(b)(c)+	Pangaea Re 2021-3, 7/1/25	216,334
17,340,421(b)(c)+	Pangaea Re 2022-1, 12/31/27	576,119
16,700,000(c)+	Pangaea Re 2022-3, 5/31/28	17,284,500
17,650,000(c)+	Pangaea Re 2023-1, 12/31/28	17,851,583
2,767,000(c)+	Phoenix 3 Re 2023-3, 1/4/29	2,767,000
3,865,000(c)+	RosaPenna Re 2021, 7/31/25	50,606
1,600,000(c)+	RosaPenna Re 2022, 6/30/28	1,680,000
2,495,047(c)+	Sector Re V, 3/1/24 (144A)	1,210,972
20,526(b)(c)+	Sector Re V, 3/1/24 (144A)	523,342
944,953(c)+	Sector Re V, 3/1/24 (144A)	458,633
287,975(c)+	Sector Re V, 12/1/24 (144A)	480,576
125,000(c)+	Sector Re V, 12/1/24 (144A)	208,601
10,374(b)(c)+	Sector Re V, 3/1/26 (144A)	980,205
9,322(b)(c)+	Sector Re V, 3/1/26 (144A)	880,808
60,000(b)(c)+	Sector Re V, 12/1/26 (144A)	268,551
109,836(b)(c)+	Sector Re V, 12/1/26 (144A)	491,316
17,959,262(c)+	Sector Re V, 3/1/27 (144A)	19,873,628
6,840,810(c)+	Sector Re V, 3/1/27 (144A)	7,114,319
8,321,941(c)+	Sector Re V, 12/1/27 (144A)	8,566,380
33,083,230(c)+	Sussex Re 2020-1, 12/31/24	49,625
35,500,000(c)+	Sussex Re 2021-1, 12/31/24	3,223,400
20,750,000(b)(c)+	Sussex Re 2022, 12/31/27	7,158,750
16,586,501(d)+	Thopas Re 2019, 12/31/24	28,197
19,180,000(b)(d)+	Thopas Re 2020, 12/31/23	—
40,000,000(d)+	Thopas Re 2021, 12/31/24	644,000
43,771,241(b)(d)+	Thopas Re 2022, 12/31/27	47,303,580
Pioneer ILS Interval Fund |  | 1/31/236

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
28,214,522(d)+	Torricelli Re 2021, 7/31/25	$ 1,585,656
26,000,000(d)+	Torricelli Re 2022, 6/30/28	26,161,200
35,000,000(c)+	Versutus Re 2018, 12/31/24	56,000
30,889,158(c)+	Versutus Re 2019-A, 12/31/24	—
1,188,665(c)+	Versutus Re 2019-B, 12/31/24	—
27,500,000(b)(d)+	Viribus Re 2018, 12/31/24	—
11,676,844(b)(d)+	Viribus Re 2019, 12/31/24	82,906
17,333,977(b)(d)+	Viribus Re 2020, 12/31/23	762,695
18,736,586(b)(d)+	Viribus Re 2022, 12/31/27	19,111,318
40,641,287(b)(c)+	Woburn Re 2018, 12/31/24	1,294,400
17,003,469(b)(c)+	Woburn Re 2019, 12/31/24	3,232,728
		$435,907,314
	Total Reinsurance Sidecars	$461,752,441
	Industry Loss Warranties — 0.2%
	Windstorm – U.S. — 0.2%
12,000,000(b)(c)+	Ballylifin Re 2021, 9/15/25	$ 1,479,600
5,000,000(c)+	Ballylifin Re 2022, 5/31/28	23,000
		$1,502,600
	Total Industry Loss Warranties	$1,502,600
	Total Insurance-Linked Securities (Cost $723,879,264)	$694,365,405

Shares
	SHORT TERM INVESTMENTS — 7.2% of Net Assets
	Open-End Fund — 7.2%
53,759,164(e)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 53,759,164
		$53,759,164
	TOTAL SHORT TERM INVESTMENTS (Cost $53,759,164)	$53,759,164
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $777,638,428)	$748,124,569
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(981,838)
	net assets — 100.0%	$747,142,731

7Pioneer ILS Interval Fund |  | 1/31/23

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2023, the value of these securities amounted to $163,548,779, or 21.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2023.
(b)	Non-income producing security.
(c)	Issued as participation notes.
(d)	Issued as preference shares.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Ailsa Re 2022	6/30/2022	$967,081	$996,692
Alturas Re 2019-1	12/20/2018	4,200	19,207
Alturas Re 2019-2	12/19/2018	85,044	25,598
Alturas Re 2019-3	6/26/2019	186,581	2,332
Alturas Re 2020-1A	12/27/2019	429,736	—
Alturas Re 2020-1B	1/1/2020	694,693	—
Alturas Re 2020-2	1/1/2020	1,212,952	171,158
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-2	12/29/2020	470,315	—
Alturas Re 2021-3	7/1/2021	2,477,960	1,539,094
Alturas Re 2022-2	1/18/2022	7,101,742	6,659,303
Amaranth Re 2023	1/27/2023	4,409,097	4,482,863
Ballybunion Re 2020	12/31/2019	439,872	724,173
Ballybunion Re 2022	3/9/2022	13,944,962	14,186,936
Ballybunion Re 2022-2	8/9/2022	8,471,244	8,602,632
Ballybunion Re 2022-3	8/5/2022	1,053,631	1,078,833
Ballylifin Re 2021	9/15/2021	3,571,411	1,479,600
Ballylifin Re 2022	7/20/2022	4,072,500	23,000
Bantry Re 2019	2/1/2019	—	374,400
Bantry Re 2021	1/11/2021	3,110,339	2,681,777
Bantry Re 2022	2/2/2022	1,610,803	2,537,655
Bantry Re 2023	1/12/2023	18,000,000	18,136,978
Berwick Re 2018-1	1/10/2018	7,828,268	4,161,351
Berwick Re 2019-1	12/31/2018	4,595,744	6,134,505
Berwick Re 2020-1	9/18/2020	—	5,103
Berwick Re 2022	12/28/2021	49,420,000	49,489,188
Blue Halo Re	2/11/2022	1,250,000	912,500
Bonanza Re	1/27/2023	805,218	800,000
Brotherhood Re	1/22/2018	824,596	—
Caelus Re VI	2/20/2020	2,929,238	2,820,646
Pioneer ILS Interval Fund |  | 1/31/238

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Caelus Re VI	2/20/2020	$1,599,366	$1,572,000
Cape Lookout Re	3/16/2022	1,000,000	931,400
Carnoustie Re 2020	7/16/2020	876,020	2,610,300
Carnoustie Re 2021	1/11/2021	663,925	939,283
Carnoustie Re 2022	1/18/2022	20,287,672	21,495,587
Celadon Re 2022	9/13/2022	1,701,203	1,952,540
Cerulean Re 2018-B1	9/10/2018	3,164,497	—
Clarendon Re 2022	2/23/2022	2,579,882	3,046,500
Clearwater Re 2020	6/19/2020	119,480	554,675
Clearwater Re 2021	4/15/2021	10,045,000	10,426,710
Cypress Re 2017	1/24/2017	15,250	454
Dartmouth Re 2018	1/18/2018	4,465,646	2,134,299
Dartmouth Re 2021	1/19/2021	2,954,173	4,496,680
Dartmouth Re 2022	1/26/2022	—	404,480
Eden Re II	1/22/2019	115,300	225,190
Eden Re II	9/28/2020	2,528,669	1,092,380
Eden Re II	1/25/2021	2,520,195	1,431,471
Eden Re II	1/21/2022	3,340,000	2,174,340
Eden Re II	1/17/2023	12,500,000	12,500,000
First Coast Re II Pte	12/31/2020	250,397	243,750
First Coast Re III Pte	3/4/2021	7,000,000	5,943,000
FloodSmart Re	2/9/2021	1,250,665	1,187,500
FloodSmart Re	2/16/2021	9,931,727	9,158,975
FloodSmart Re	2/16/2021	3,000,000	2,250,000
FloodSmart Re	2/14/2022	12,000,000	11,160,000
Formby Re 2018	7/9/2018	26,627	274,410
Four Lakes Re	11/5/2020	3,000,000	2,520,000
Gamboge Re 2022	4/11/2022	13,489,410	14,762,110
Gleneagles Re 2018	12/27/2017	1,585,503	2,418,942
Gleneagles Re 2021	1/13/2021	5,526,251	5,105,900
Gleneagles Re 2022	1/18/2022	17,548,844	18,097,247
Gullane Re 2018	3/2/2018	—	2,253,076
Gullane Re 2023	1/20/2023	47,546,097	47,965,421
Harambee Re 2018	12/19/2017	715,477	—
Harambee Re 2019	12/20/2018	—	25,048
Harambee Re 2020	2/27/2020	—	375,300
Integrity Re II Pte	3/18/2020	250,000	125,000
Kilimanjaro III Re	4/8/2021	2,250,000	1,822,500
Kilimanjaro III Re	4/8/2021	2,250,000	1,726,875
Kilimanjaro III Re	4/8/2021	500,000	425,000
Kingston Heath Re 2020	1/21/2020	2,552,472	810,000
Kingston Heath Re 2021	1/13/2021	4,213,948	3,113,058
Kingston Heath Re 2022	1/31/2022	6,033,946	6,959,264
Limestone Re 2019-2	6/20/2018	35,212	—
Limestone Re 2019-2	12/11/2020	143,252	—
Limestone Re 2020-1	12/27/2019	7,695	22,623
Lindrick Re 2018	6/21/2018	3,164,888	3,613,875
Lion Rock Re 2019	12/17/2018	—	—
Lion Rock Re 2020	3/27/2020	42,912	—
9Pioneer ILS Interval Fund |  | 1/31/23

Restricted Securities	Acquisition date	Cost	Value
Lion Rock Re 2021	3/1/2021	$1,499,604	$732,550
Lorenz Re 2019	6/26/2019	2,977,613	24,439
Maidstone Re 2018	1/8/2018	1,130,274	—
Matterhorn Re	1/29/2020	4,000,000	3,360,000
Matterhorn Re	12/15/2021	250,000	202,625
Matterhorn Re	3/10/2022	4,000,000	3,454,000
Merion Re 2018-2	12/28/2017	1,831,881	6,739,553
Merion Re 2021-2	12/28/2020	12,959,835	9,359,295
Merion Re 2022-2	3/1/2022	31,748,721	30,101,328
Merion Re 2023-1	1/13/2023	9,498,865	9,658,987
Merna Re II	6/8/2021	1,749,844	1,312,500
Mona Lisa Re	6/22/2021	1,750,000	1,513,750
Mona Lisa Re	12/30/2022	2,000,000	1,998,000
Mystic Re IV	12/15/2020	7,000,000	6,632,500
Mystic Re IV	6/9/2021	11,980,566	10,927,200
Mystic Re IV	6/9/2021	6,085,166	6,081,750
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	1,121,372	1,533,088
Old Head Re 2022	1/6/2022	6,966,675	4,625,000
Old Head Re 2023	1/11/2023	6,083,663	6,331,734
Pangaea Re 2019-3	7/10/2019	491,414	589,220
Pangaea Re 2021-3	6/17/2021	981,365	216,334
Pangaea Re 2022-1	1/11/2022	—	576,119
Pangaea Re 2022-3	6/27/2022	16,700,000	17,284,500
Pangaea Re 2023-1	1/23/2023	17,650,000	17,851,583
Phoenix 3 Re 2023-3	12/21/2020	2,767,000	2,767,000
Pine Valley Re 2023	1/24/2023	2,681,190	2,681,190
Port Royal Re 2022	6/3/2022	966,840	995,767
Porthcawl Re 2023	1/24/2023	6,132,151	6,252,114
Portrush Re 2017	6/12/2017	4,218,727	1,169,936
Portsalon Re 2021	8/3/2021	2,566,318	3,362,424
Portsalon Re 2022	7/20/2022	606,475	687,690
Residential Reinsurance 2020	10/30/2020	2,250,256	2,122,200
Residential Reinsurance 2021	10/28/2021	4,500,000	4,027,500
Residential Reinsurance Re 2016	4/28/2016	107,524	11
Residential Reinsurance Re 2019	11/5/2019	2,497,231	2,367,250
Resilience Re	2/8/2017	2,413	—
Riviera Re 2017	4/13/2017	2,695,500	393,257
Riviera Re 2018-2	4/10/2018	2,851,779	3,060,657
RosaPenna Re 2021	7/16/2021	—	50,606
RosaPenna Re 2022	9/6/2022	1,600,000	1,680,000
Sakura Re	3/24/2021	4,750,000	4,358,125
Sanders Re II	3/18/2020	3,001,157	2,881,200
Sanders Re II	5/6/2022	250,326	245,000
Sector Re V	4/23/2019	1,451,423	1,210,972
Sector Re V	5/1/2019	73,763	523,342
Sector Re V	5/1/2019	644,952	458,633
Sector Re V	1/1/2020	8,330	480,576
Sector Re V	12/11/2020	22,072	208,601
Pioneer ILS Interval Fund |  | 1/31/2310

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sector Re V	4/26/2021	$9,322	$880,808
Sector Re V	5/21/2021	10,374	980,205
Sector Re V	5/21/2021	—	399,609
Sector Re V	12/6/2021	60,000	268,551
Sector Re V	1/5/2022	109,836	491,316
Sector Re V	5/19/2022	17,959,262	19,873,628
Sector Re V	5/19/2022	6,840,810	7,114,319
Sector Re V	12/30/2022	8,321,941	8,566,380
Shadow Creek Re 2022	1/9/2023	—	110,110
Sussex Re 2020-1	1/21/2020	—	49,625
Sussex Re 2021-1	12/30/2020	3,081,790	3,223,400
Sussex Re 2022	1/27/2022	6,225,000	7,158,750
Sutter Re	6/30/2022	1,993,453	1,952,200
Tailwind Re	12/29/2021	2,500,000	2,183,750
Tailwind Re	12/29/2021	1,500,000	1,302,900
Tailwind Re	12/29/2021	2,500,000	2,164,000
Thopas Re 2019	12/21/2018	—	28,197
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	644,000
Thopas Re 2022	2/7/2022	43,771,241	47,303,580
Torricelli Re 2021	7/1/2021	—	1,585,656
Torricelli Re 2022	7/26/2022	26,000,000	26,161,200
Umigame Re Pte	6/18/2021	500,000	475,500
Versutus Re 2018	12/20/2017	—	56,000
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Viribus Re 2018	12/22/2017	580,754	—
Viribus Re 2019	3/25/2019	—	82,906
Viribus Re 2020	12/30/2019	1,667,280	762,695
Viribus Re 2022	4/11/2022	18,736,586	19,111,318
Vista Re	1/30/2023	465,777	465,521
Vitality Re XIV	1/25/2023	1,000,000	1,000,000
Walton Health Re 2019	7/18/2019	2,570,134	4,368,465
Walton Health Re 2022	7/13/2022	4,375,875	4,964,378
Walton Heath Re 2021	6/28/2021	5,899,927	4,394,527
White Heron Re 2022	12/20/2022	—	231,990
Woburn Re 2018	3/20/2018	12,693,337	1,294,400
Woburn Re 2019	1/30/2019	2,645,452	3,232,728
Total Restricted Securities			$694,365,405
% of Net assets			92.9%
11Pioneer ILS Interval Fund |  | 1/31/23

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$—	$—	$1,684,382	$1,684,382
Multiperil – U.S.	—	—	29,042,255	29,042,255
Multiperil – Worldwide	—	—	92,437,565	92,437,565
Windstorm – Florida	—	—	1,444,346	1,444,346
Windstorm – U.S.	—	—	110,110	110,110
Windstorm – U.S. Multistate	—	—	231,990	231,990
Windstorm – U.S. Regional	—	—	1,533,088	1,533,088
Reinsurance Sidecars
Multiperil – U.S.	—	—	25,845,127	25,845,127
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	435,907,314	435,907,314
Industry Loss Warranties
Windstorm – U.S.	—	—	1,502,600	1,502,600
All Other Insurance-Linked Securities	—	104,626,628	—	104,626,628
Open-End Fund	53,759,164	—	—	53,759,164
Total Investments in Securities	$53,759,164	$104,626,628	$589,738,777	$748,124,569
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/22	$ 645,418,462
Realized gain (loss)	(5,569,159)
Changed in unrealized appreciation (depreciation)	4,466,275
Return of capital	(81,974,373)
Purchases	148,367,941
Sales	(120,970,369)
Pioneer ILS Interval Fund |  | 1/31/2312

Schedule of Investments  |  1/31/23
(unaudited) (continued)
Insurance- Linked Securities
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 1/31/23	$ 589,738,777
*	Transfers are calculated on the beginning of period value. During the period ended January 31, 2023, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2023:	$8,187,911
13Pioneer ILS Interval Fund |  | 1/31/23